Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following tables summarize information as to our continuing operations in different geographic areas.

	2018	2017	2016
	(Dollars in thousands)
Net sales:
U.S.	$429,599	$103,890	$74,526
Americas	367,561	129,103	116,944
Asia Pacific	131,578	46,329	41,302
Europe, Middle East, Africa	967,172	271,449	205,191
Total	$1,895,910	$550,771	$437,963

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	At December 31,
	2018	2017
	(Dollars in thousands)
Long-lived assets (a):
U.S.	$169,301	$177,298
Mexico	146,790	147,959
Brazil	3,320	3,547
France	91,022	80,035
Spain	103,121	103,819
Other countries	151	183
Total	$513,705	$512,841

(a)	Long-lived assets represent fixed assets, net of accumulated depreciation.